INVENTORY (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
INVENTORY [Abstract]
Finished goods	$ 270,776	$ 421,965
Work in process	101,694	73,669
Raw materials	445,215	287,808
Inventory	$ 817,685	$ 783,442